Goodwill - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Goodwill
Pre-tax discount rate increase by 5%	¥ 3,981	¥ 7,363
Percentage Of Discount Rate Other Provisions	5.00%	5.00%
Revenue growth rate (average of next five years) decrease by 2%	¥ 604	¥ 151
Percentage of entity's revenue	2.00%	2.00%